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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                            Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Government Income Fund
            SCHEDULE OF INVESTMENTS  4/30/2008 (unaudited)


Shares                                                             Value

            ASSET BACKED SECURITIES - 2.2 %
            Diversified Financials - 0.8 %
            Diversified Financial Services - 0.7 %
1,595,000   Small Business Administration Participation Notes, $1,614,142
            Total Diversified Financials                       $1,614,142
            Utilities - 0.9 %
            Independent Power Producer & Energy Traders - 0.9 %
1,799,160   New Valley Generation Corp., 7.299%, 3/15/19       $1,939,303
            Total Utilities                                    $1,939,303
            Government - 0.5 %
            Government - 0.5 %
1,062,573   Small Business Administration, 6.14%  1/1/22       $1,108,229
            Total Government                                   $1,108,229
            TOTAL ASSET BACKED SECURITIES
            (Cost  $4,711,869)                                 $4,661,674
            COLLATERALIZED MORTGAGE OBLIGATIONS - 19.6 %
            Banks - 0.5 %
            Thrifts & Mortgage Finance - 0.5 %
1,000,000   Vendee Mortgage Trust, 5.25%, 1/15/32              $  998,516
            Total Banks                                        $  998,516
            Diversified Financials - 6.7 %
            Investment Banking & Brokerage - 1.7 %
1,298,121   Morgan Stanley Dean Witter, 7.145%, 9/3/15 (144A)  $1,336,819
2,000,000   Morgan Stanley Dean Witter, 7.468%, 9/3/15 (144A)   2,193,099
                                                               $3,529,918
            Diversified Financial Services - 4.9 %
3,800,000   Meristar Commercial Mortgage Trust, 8.29%, 3/3/16 ($3,991,852
115,000     Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/1   127,198
2,208,619   Small Business Administration Participation Certifi 2,169,571
4,000,000   Starwood Commercial Mortgage Trust,  6.92%, 2/3/14  4,121,152
                                                               $10,409,773
            Total Diversified Financials                       $13,939,691
            Government - 12.5 %
            Government - 12.4 %
10,000,000  Federal National Mortgage Association, 4.92%, 7/25/$10,022,707
6,298,811   Federal National Mortgage Association, 6.3%, 4/25/1 6,528,663
1,030,000   Federal National Mortgage Association, 6.52%, 7/25/ 1,086,454
4,300,000   Federal Home Loan Mortgage Corp., 3.8%, 1/15/18     4,092,847
146,514     Federal Home Loan Mortgage Corp., 4.375%, 4/15/15     147,145
1,679,329   Federal Home Loan Mortgage Corp., 5.5%, 12/15/19    1,705,970
1,650,031   Federal Home Loan Mortgage Corp., 6.0%, 12/15/21    1,678,326
750,000     Government National Mortgage Association, 4.5%, 7/2   742,155
                                                               $26,004,267
            Total Government                                   $26,004,267
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost  $40,838,610)                                $40,942,474
            CORPORATE BONDS - 4.6 %
            Banks - 1.8 %
            Diversified Banks - 1.8 %
2,500,000   Federal Farm Credit Bank, , 5.125%, 4/19/17 (144A) $2,756,750
1,000,000   International-American Development, 4.75%, 10/19/12 1,056,017
                                                               $3,812,767
            Total Banks                                        $3,812,767
            Diversified Financials - 2.5 %
            Specialized Finance - 2.5 %
1,425,000   Private Export Funding, 4.55%, 5/15/15             $1,466,807
2,500,000   Private Export Funding, 4.974%, 8/15/13             2,653,885
1,000,000   Private Export Funding, 6.07%, 4/30/11              1,079,660
                                                               $5,200,352
            Total Diversified Financials                       $5,200,352
            Utilities - 0.3 %
            Independent Power Producer & Energy Traders - 0.3 %
619,684     New Valley Generation V, 4.929%, 1/15/21           $  614,974
            Total Utilities                                    $  614,974
            TOTAL CORPORATE BONDS
            (Cost  $9,013,505)                                 $9,628,093
            U.S. GOVERNMENT AND AGENCY OBLIGATION  - 73.3 %
1,400,000   Federal Farm Credit Bank, 4.875%, 1/17/17          $1,466,611
3,042,310   Federal Government Loan Mortgage Corp., 5.0%, 1/1/3 2,995,331
1,609,065   Federal Government Loan Mortgage Corp., 5.0%, 10/1/ 1,624,936
2,806,867   Federal Government Loan Mortgage Corp., 5.5%, 1/1/3 2,832,818
1,078,250   Federal Government Loan Mortgage Corp., 5.5%, 12/1/ 1,088,219
101,033     Federal Government Loan Mortgage Corp., 5.5%, 8/1/0   102,156
1,252,488   Federal Government Loan Mortgage Corp., 6.0%, 11/1/ 1,287,552
182,160     Federal Government Loan Mortgage Corp., 6.0%, 5/1/1   188,164
163,788     Federal Government Loan Mortgage Corp., 6.0%, 6/1/1   169,186
196,327     Federal Government Loan Mortgage Corp., 6.0%, 8/1/1   203,009
75,956      Federal Government Loan Mortgage Corp., 6.5%, 5/1/3    79,270
113,506     Federal Government Loan Mortgage Corp., 7.0%, 6/1/3   120,574
400,000     Federal Home Loan Bank, 5.375%, 5/18/16               433,168
906,786     Federal Home Loan Mortgage Corp., 4.0%, 11/1/13       900,588
2,158,053   Federal Home Loan Mortgage Corp., 4.64%, 11/1/14    2,145,394
2,124,643   Federal Home Loan Mortgage Corp., 5.5% 10/1/36      2,140,941
244,294     Federal Home Loan Mortgage Corp., 5.5%, 1/1/34        246,552
675,284     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33        695,034
370,843     Federal Home Loan Mortgage Corp., 6.0%, 7/1/36        379,830
2,558,823   Federal Home Loan Mortgage Corp., 6.0%, 8/1/36      2,618,906
169,665     Federal Home Loan Mortgage Corp., 7.0%, 10/1/46       178,708
101,047     Federal Home Loan Mortgage Corp., 7.0%, 3/1/14        107,577
899,135     Federal National Mortgage Association, 4.0%, 9/1/20   865,690
354,962     Federal National Mortgage Association, 4.5%, 11/1/2   351,696
586,228     Federal National Mortgage Association, 5.0%, 1/1/20   591,644
3,658,824   Federal National Mortgage Association, 5.0%, 2/1/20 3,692,625
1,241,169   Federal National Mortgage Association, 5.0%, 3/1/23 1,248,756
804,719     Federal National Mortgage Association, 5.0%, 8/1/18   813,586
2,829,707   Federal National Mortgage Association, 5.448%, 8/1/ 2,887,658
1,898,948   Federal National Mortgage Association, 5.5%, 1/1/35 1,914,724
1,584,812   Federal National Mortgage Association, 5.5%, 2/1/36 1,596,246
243,845     Federal National Mortgage Association, 5.72%, 11/1/   251,263
99,321      Federal National Mortgage Association, 5.72%, 6/1/2   102,326
19,407      Federal National Mortgage Association, 5.72%, 8/1/2    19,994
154,051     Federal National Mortgage Association, 5.9% 2/1/28    159,431
20,244      Federal National Mortgage Association, 5.9% 7/1/28     20,945
214,751     Federal National Mortgage Association, 5.9%, 11/1/2   222,251
177,683     Federal National Mortgage Association, 5.9%, 4/1/28   183,888
1,347,642   Federal National Mortgage Association, 6.0%, 11/1/3 1,382,234
718,170     Federal National Mortgage Association, 6.0%, 11/1/3   736,604
3,290,411   Federal National Mortgage Association, 6.0%, 11/1/3 3,374,870
2,242,536   Federal National Mortgage Association, 6.0%, 11/1/3 2,295,192
2,857,624   Federal National Mortgage Association, 6.0%, 12/1/3 2,924,116
997,375     Federal National Mortgage Association, 6.5%, 1/1/38 1,033,049
60,468      Federal National Mortgage Association, 6.5%, 7/1/32    62,946
443,046     Federal National Mortgage Association, 6.5%, 7/1/32   461,202
575,244     Federal National Mortgage Association, 7.0%, 10/1/1   613,147
117,209     Federal National Mortgage Association, 7.5%, 4/1/15   122,285
84,717      Federal National Mortgage Association, 7.5%, 6/1/15    88,386
117,805     Federal National Mortgage Association, 8.0%, 7/1/15   124,368
1,082,173   Federal Home Loan Mortgage Corp., 5.0%, 12/1/37     1,064,448
1,994,433   Federal Home Loan Mortgage Corp.,  5.0%, 2/1/38     1,961,766
1,498,036   Federal Home Loan Mortgage Corp.,  5.0%, 3/1/38     1,473,500
1,951,612   Federal Home Loan Mortgage Corp.,  6.0%, 12/1/37    1,998,320
2,404,556   Federal Home Loan Mortgage Corp.,  5.5%, 1/1/38     2,422,279
4,395,467   Federal Home Loan Mortgage Corp.,  5.5%, 1/1/37     4,429,183
1,910,266   Federal Home Loan Mortgage Corp.,  6.0%, 1/1/38     1,955,985
1,994,073   Federal Home Loan Mortgage Corp.,  5.0%, 2/1/38     1,961,412
2,255,000   Federal Home Loan Bank, 4.5% 03/15/18               2,278,632
1,345,000   Financing Corp., 10.35%, 8/3/18                     2,001,238
2,000,002   Federal National Mortgage Association,  6.0%, 2/1/3 2,046,538
1,000,000   Federal National Mortgage Association, 6.0% 30 YR T 1,022,188
930,387     Federal National Mortgage Association, 6.0%,  7/1/3   952,933
1,997,902   Federal National Mortgage Association, 6.0%,  7/1/3 2,045,718
91,390      Government National Mortgage Association, 8.0% 1/20    94,051
4,000,000   Government National Mortgage Association I, 5.121%, 3,959,362
5,000,000   Government National Mortgage Association I, 5.0%, 1 4,894,201
47,454      Government National Mortgage Association I, 6.5%, 1    49,467
51,909      Government National Mortgage Association I, 6.5%, 1    54,111
24,181      Government National Mortgage Association I, 6.5%, 1    25,858
221,424     Government National Mortgage Association I, 6.5%, 1   231,368
77,543      Government National Mortgage Association I, 6.5%, 1    81,025
95,142      Government National Mortgage Association I, 6.5%, 5    99,178
139,295     Government National Mortgage Association I, 6.5%, 9   145,204
173,490     Government National Mortgage Association I, 7.0%, 1   185,685
71,054      Government National Mortgage Association I, 7.0%, 1    76,101
115,195     Government National Mortgage Association I, 7.0%, 1   123,377
69,771      Government National Mortgage Association I, 7.0%, 4    74,676
121,006     Government National Mortgage Association I, 7.0%, 8   129,848
129,251     Government National Mortgage Association I, 7.0%, 9   139,082
50,068      Government National Mortgage Association I, 7.5%, 3    53,829
12,565      Government National Mortgage Association I, 7.5%, 8    13,521
480,278     Government National Mortgage Association II, 5.0%,    484,013
471,562     Government National Mortgage Association II, 5.0%,    474,932
1,235,439   Government National Mortgage Association II, 5.5%,  1,259,868
103,086     Government National Mortgage Association II, 5.9%,    106,097
103,458     Government National Mortgage Association II, 5.9%,    106,479
69,549      Government National Mortgage Association II, 5.9%,     71,573
208,194     Government National Mortgage Association II, 5.9%,    214,255
145,315     Government National Mortgage Association II, 6.0%,    149,809
641,617     Government National Mortgage Association II, 6.0%,    662,119
385,682     Government National Mortgage Association II, 6.0%,    397,135
409,311     Government National Mortgage Association II, 6.0%,    421,197
151,409     Government National Mortgage Association II, 6.0%,    156,009
204,067     Government National Mortgage Association II, 6.0%,    210,145
110,750     Government National Mortgage Association II, 6.5%,    115,746
196,623     Government National Mortgage Association II, 6.5%,    204,956
273,638     Government National Mortgage Association II, 6.5%,    284,908
73,952      Government National Mortgage Association II, 6.5%,     77,164
51,258      Government National Mortgage Association II, 6.5%,     53,485
242,902     Government National Mortgage Association II, 6.5%,    253,736
56,631      Government National Mortgage Association II, 7.0%,     60,559
39,306      Government National Mortgage Association II, 7.0%,     42,032
2,484       Government National Mortgage Association II, 7.0%,      2,505
30,715      Government National Mortgage Association II, 7.0%,     32,883
44,171      Government National Mortgage Association II, 7.0%,     47,356
86,528      Government National Mortgage Association II, 7.0%,     92,668
97,943      Government National Mortgage Association II, 7.0%,    104,736
97,319      Government National Mortgage Association II, 7.0%,    104,298
24,302      Government National Mortgage Association II, 7.5%,     26,041
48,355      Government National Mortgage Association II, 7.5%,     51,815
15,561      Government National Mortgage Association II, 7.5%,     16,674
43,975      Government National Mortgage Association II, 7.5%,     47,121
47,977      Government National Mortgage Association II, 7.5%,     51,410
55,163      Government National Mortgage Association II, 8.0%,     60,213
34,965      Government National Mortgage Association II, 8.0%,     38,166
88,189      Government National Mortgage Association II, 8.0%,     96,263
200         Government National Mortgage Association II, 8.0%,        218
46,194      Government National Mortgage Association II, 8.0%,     50,423
14,088      Government National Mortgage Association II, 9.0%,     15,428
11,843      Government National Mortgage Association II, 9.0%,     12,954
3,015       Government National Mortgage Association II, 9.0%,      3,297
8,270       Government National Mortgage Association II, 9.0%,      9,039
132,813     Government National Mortgage Association, 4.5%, 12/   132,006
325,702     Government National Mortgage Association, 4.5%, 4/1   323,896
548,255     Government National Mortgage Association, 4.5%, 4/1   544,240
679,784     Government National Mortgage Association, 4.5%, 6/1   675,655
205,192     Government National Mortgage Association, 4.5%, 8/1   203,946
560,304     Government National Mortgage Association, 4.5%, 8/1   538,018
565,433     Government National Mortgage Association, 4.50%, 6/   561,998
240,010     Government National Mortgage Association, 5.0%, 1/2   241,518
324,630     Government National Mortgage Association, 5.0%, 10/   327,782
492,160     Government National Mortgage Association, 5.0%, 2/1   497,322
328,096     Government National Mortgage Association, 5.0%, 2/1   331,281
581,672     Government National Mortgage Association, 5.0%, 5/1   588,121
358,369     Government National Mortgage Association, 5.0%, 6/1   355,389
584,697     Government National Mortgage Association, 5.5%, 1/1   595,956
395,245     Government National Mortgage Association, 5.5%, 10/   404,331
472,494     Government National Mortgage Association, 5.5%, 10/   480,099
284,909     Government National Mortgage Association, 5.5%, 10/   289,375
773,133     Government National Mortgage Association, 5.5%, 2/1   791,400
251,191     Government National Mortgage Association, 5.5%, 4/1   256,965
296,462     Government National Mortgage Association, 5.5%, 4/1   301,719
381,106     Government National Mortgage Association, 5.5%, 5/1   387,240
823,525     Government National Mortgage Association, 5.5%, 5/1   836,780
104,192     Government National Mortgage Association, 5.5%, 6/1   106,652
725,382     Government National Mortgage Association, 5.5%, 7/1   742,058
523,352     Government National Mortgage Association, 5.5%, 7/1   535,383
608,170     Government National Mortgage Association, 5.5%, 8/1   617,959
196,077     Government National Mortgage Association, 5.5%, 9/1   199,262
142,607     Government National Mortgage Association, 5.72%, 10   146,055
244,872     Government National Mortgage Association, 5.72%, 4/   250,821
85,607      Government National Mortgage Association, 5.72%, 5/    87,648
57,474      Government National Mortgage Association, 6.0%, 1/1    59,444
250,499     Government National Mortgage Association, 6.0%, 1/1   258,241
823,608     Government National Mortgage Association, 6.0%, 1/1   850,556
323,683     Government National Mortgage Association, 6.0%, 1/1   333,868
490,223     Government National Mortgage Association, 6.0%, 1/2   504,564
18,867      Government National Mortgage Association, 6.0%, 10/    19,497
80,690      Government National Mortgage Association, 6.0%, 10/    83,233
201,556     Government National Mortgage Association, 6.0%, 10/   207,908
289,903     Government National Mortgage Association, 6.0%, 10/   299,039
1,092,588   Government National Mortgage Association, 6.0%, 10/ 1,127,021
325,739     Government National Mortgage Association, 6.0%, 10/   336,004
713,413     Government National Mortgage Association, 6.0%, 10/   734,986
164,657     Government National Mortgage Association, 6.0%, 10/   169,636
202,852     Government National Mortgage Association, 6.0%, 10/   208,986
921,835     Government National Mortgage Association, 6.0%, 11/   951,245
68,835      Government National Mortgage Association, 6.0%, 11/    71,004
71,134      Government National Mortgage Association, 6.0%, 11/    73,375
811,458     Government National Mortgage Association, 6.0%, 11/   838,571
484,555     Government National Mortgage Association, 6.0%, 11/   499,531
753,295     Government National Mortgage Association, 6.0%, 12/   779,594
277,705     Government National Mortgage Association, 6.0%, 12/   286,658
92,604      Government National Mortgage Association, 6.0%, 12/    95,522
679,264     Government National Mortgage Association, 6.0%, 12/   701,640
450,587     Government National Mortgage Association, 6.0%, 12/   465,120
78,867      Government National Mortgage Association, 6.0%, 12/    81,353
325,100     Government National Mortgage Association, 6.0%, 12/   335,793
755,405     Government National Mortgage Association, 6.0%, 12/   780,645
416,372     Government National Mortgage Association, 6.0%, 2/1   430,248
186,072     Government National Mortgage Association, 6.0%, 2/1   191,822
574,967     Government National Mortgage Association, 6.0%, 2/1   592,737
368,781     Government National Mortgage Association, 6.0%, 2/1   380,179
496,856     Government National Mortgage Association, 6.0%, 2/1   512,211
88,671      Government National Mortgage Association, 6.0%, 2/1    91,412
255,760     Government National Mortgage Association, 6.0%, 3/1   264,988
182,377     Government National Mortgage Association, 6.0%, 3/1   188,958
174,634     Government National Mortgage Association, 6.0%, 3/1   180,032
236,517     Government National Mortgage Association, 6.0%, 3/1   243,827
82,397      Government National Mortgage Association, 6.0%, 3/1    84,944
599,404     Government National Mortgage Association, 6.0%, 3/1   617,530
287,629     Government National Mortgage Association, 6.0%, 4/1   297,059
173,235     Government National Mortgage Association, 6.0%, 4/1   178,589
172,514     Government National Mortgage Association, 6.0%, 5/1   177,846
408,782     Government National Mortgage Association, 6.0%, 6/1   421,875
396,329     Government National Mortgage Association, 6.0%, 6/1   408,314
1,000,000   Government National Mortgage Association, 6.0%, 6/1 1,025,709
227,502     Government National Mortgage Association, 6.0%, 8/1   234,480
723,162     Government National Mortgage Association, 6.0%, 8/1   745,029
53,022      Government National Mortgage Association, 6.0%, 9/1    54,693
339,749     Government National Mortgage Association, 6.0%, 9/1   350,457
567,097     Government National Mortgage Association, 6.0%, 9/1   584,969
246,092     Government National Mortgage Association, 6.0%, 9/1   253,697
192,199     Government National Mortgage Association, 6.0%, 9/1   198,011
711,897     Government National Mortgage Association, 6.0%, 9/1   732,939
173,934     Government National Mortgage Association, 6.00%, 11   179,742
77,597      Government National Mortgage Association, 6.5%, 1/1    81,183
587,399     Government National Mortgage Association, 6.5%, 1/1   613,283
131,797     Government National Mortgage Association, 6.5%, 1/1   137,389
132,041     Government National Mortgage Association, 6.5%, 10/   137,782
22,071      Government National Mortgage Association, 6.5%, 10/    23,031
5,598       Government National Mortgage Association, 6.5%, 10/     5,849
161,094     Government National Mortgage Association, 6.5%, 2/1   168,098
107,139     Government National Mortgage Association, 6.5%, 2/1   112,009
160,632     Government National Mortgage Association, 6.5%, 2/1   167,447
119,960     Government National Mortgage Association, 6.5%, 2/1   125,050
62,923      Government National Mortgage Association, 6.5%, 2/1    65,592
96,963      Government National Mortgage Association, 6.5%, 2/1   101,077
116,136     Government National Mortgage Association, 6.5%, 2/1   121,064
20,252      Government National Mortgage Association, 6.5%, 2/1    21,111
108,772     Government National Mortgage Association, 6.5%, 3/1   113,716
266,961     Government National Mortgage Association, 6.5%, 3/1   279,095
416,342     Government National Mortgage Association, 6.5%, 3/1   434,006
117,643     Government National Mortgage Association, 6.5%, 4/1   122,237
72,568      Government National Mortgage Association, 6.5%, 4/1    75,723
105,355     Government National Mortgage Association, 6.5%, 4/1   109,979
32,516      Government National Mortgage Association, 6.5%, 4/1    33,895
97,627      Government National Mortgage Association, 6.5%, 4/1   101,769
361,247     Government National Mortgage Association, 6.5%, 4/1   376,574
295,172     Government National Mortgage Association, 6.5%, 4/1   307,549
37,096      Government National Mortgage Association, 6.5%, 5/1    38,782
111,649     Government National Mortgage Association, 6.5%, 5/1   116,664
53,745      Government National Mortgage Association, 6.5%, 5/1    56,025
23,921      Government National Mortgage Association, 6.5%, 5/1    24,935
380,339     Government National Mortgage Association, 6.5%, 5/1   396,476
75,620      Government National Mortgage Association, 6.5%, 6/1    78,573
46,077      Government National Mortgage Association, 6.5%, 6/1    48,101
35,623      Government National Mortgage Association, 6.5%, 6/1    37,242
39,153      Government National Mortgage Association, 6.5%, 6/1    40,911
13,325      Government National Mortgage Association, 6.5%, 6/1    13,923
66,282      Government National Mortgage Association, 6.5%, 6/1    69,259
39,129      Government National Mortgage Association, 6.5%, 6/1    40,789
55,949      Government National Mortgage Association, 6.5%, 6/1    58,323
99,218      Government National Mortgage Association, 6.5%, 6/1   103,582
231,774     Government National Mortgage Association, 6.5%, 7/1   242,183
195,506     Government National Mortgage Association, 6.5%, 7/1   203,801
78,695      Government National Mortgage Association, 6.5%, 7/1    82,033
52,812      Government National Mortgage Association, 6.5%, 8/1    55,108
40,954      Government National Mortgage Association, 6.5%, 8/1    42,793
212,347     Government National Mortgage Association, 6.5%, 8/1   221,459
203,988     Government National Mortgage Association, 6.5%, 8/1   212,642
126,650     Government National Mortgage Association, 6.5%, 9/1   132,338
128,565     Government National Mortgage Association, 6.5%, 9/1   134,339
149,874     Government National Mortgage Association, 6.5%, 9/1   156,233
360,492     Government National Mortgage Association, 6.75%, 4/   384,441
99,645      Government National Mortgage Association, 7.0%, 1/1   106,809
74,223      Government National Mortgage Association, 7.0%, 10/    77,700
50,856      Government National Mortgage Association, 7.0%, 11/    54,583
106,345     Government National Mortgage Association, 7.0%, 11/   113,950
34,857      Government National Mortgage Association, 7.0%, 11/    37,307
4,963       Government National Mortgage Association, 7.0%, 12/     5,325
155,894     Government National Mortgage Association, 7.0%, 12/   167,081
74,043      Government National Mortgage Association, 7.0%, 2/1    79,366
51,948      Government National Mortgage Association, 7.0%, 3/1    55,683
246,914     Government National Mortgage Association, 7.0%, 3/1   264,250
101,396     Government National Mortgage Association, 7.0%, 4/1   108,686
99,497      Government National Mortgage Association, 7.0%, 4/1   106,483
154,457     Government National Mortgage Association, 7.0%, 5/1   165,502
27,170      Government National Mortgage Association, 7.0%, 5/1    29,080
104,214     Government National Mortgage Association, 7.0%, 6/1   111,846
47,825      Government National Mortgage Association, 7.0%, 6/1    51,245
168,314     Government National Mortgage Association, 7.0%, 7/1   180,607
92,262      Government National Mortgage Association, 7.0%, 7/1    98,894
109,876     Government National Mortgage Association, 7.0%, 7/1   117,845
50,808      Government National Mortgage Association, 7.0%, 7/1    54,442
10,749      Government National Mortgage Association, 7.0%, 8/1    11,230
315,679     Government National Mortgage Association, 7.0%, 9/1   338,745
126,171     Government National Mortgage Association, 7.0%, 9/1   135,041
111,954     Government National Mortgage Association, 7.5%, 10/   120,481
192,787     Government National Mortgage Association, 7.5%, 10/   207,627
46,091      Government National Mortgage Association, 7.5%, 10/    49,596
74,756      Government National Mortgage Association, 7.5%, 11/    80,403
8,875       Government National Mortgage Association, 7.5%, 12/     9,561
93,351      Government National Mortgage Association, 7.5%, 2/1   100,537
19,956      Government National Mortgage Association, 7.5%, 2/1    21,455
39,432      Government National Mortgage Association, 7.5%, 3/1    42,435
128,285     Government National Mortgage Association, 7.5%, 3/1   138,185
12,086      Government National Mortgage Association, 7.5%, 3/1    12,980
56,548      Government National Mortgage Association, 7.5%, 4/1    60,855
56,607      Government National Mortgage Association, 7.5%, 4/1    60,655
7,612       Government National Mortgage Association, 7.5%, 6/1     8,195
25,942      Government National Mortgage Association, 7.5%, 6/1    27,926
15,681      Government National Mortgage Association, 7.5%, 8/1    16,893
4,003       Government National Mortgage Association, 7.5%, 8/1     4,308
32,358      Government National Mortgage Association, 7.5%, 9/1    34,859
11,191      Government National Mortgage Association, 7.5%, 9/1    12,056
12,418      Government National Mortgage Association, 7.5%, 9/1    13,357
199,592     Government National Mortgage Association, 8.25%, 5/   217,979
111         Government National Mortgage Association, 8.5%, 2/1       123
3,594       Government National Mortgage Association, 8.5%, 8/1     3,958
20,769      Government National Mortgage Association, 9.0%, 1/1    22,761
4,235       Government National Mortgage Association, 9.0%, 10/     4,612
3,978       Government National Mortgage Association, 9.0%, 12/     4,355
3,715       Government National Mortgage Association, 9.0%, 3/1     4,072
1,278       Government National Mortgage Association, 9.0%, 4/1     1,401
1,917       Government National Mortgage Association, 9.0%, 4/1     2,104
3,586       Government National Mortgage Association, 9.0%, 6/1     3,936
1,504       Government National Mortgage Association, 9.0%, 9/1     1,604
1,373       Government National Mortgage Association, 9.0%, 9/1     1,506
0           Government National Mortgage Association, 9.5%, 11/         0
761,000     U.S. Treasury Bonds, 4.375%, 2/15/38                  746,196
2,000,000   U.S. Treasury Bonds, 5.25%, 11/15/28                2,193,438
2,666,188   U.S. Treasury Inflation Notes, 1.875%, 7/15/15      2,785,543
799,860     U.S. Treasury Inflation Notes, 2.0%, 1/15/16          840,166
353,181     U.S. Treasury Inflation Notes, 3.0%, 7/15/12          386,899
1,000,000   U.S. Treasury Notes, 4.25%, 11/15/14                1,058,047
2,500,000   U.S. Treasury Notes, 5.5%, 8/15/28                  2,824,023
250,000     U.S. Treasury Notes, 6.125%, 8/15/29                  304,727
2,525,000   U.S. Treasury Notes, 6.375%, 8/15/27                3,133,361
                                                               $152,845,999
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
            (Cost  $150,625,357)                               $152,845,999

Principal   TEMPORARY CASH INVESTMENTS - 3.6 %
Amount      Repurchase Agreement - 0.1 %
60,000      Bank of America Corp., 1.98%, dated 4/30/08, repurchase price of $60,000 plus accrued interest on 5/1/08 collateralized by the following:

            $37,483 Federal National Mortgage Association, 5.0%, 10/1/34 $2,834 Freddie Mac Giant, 5.0%, 4/1/38
            $26,692 Federal National Mortgage Association, 5.5%$   60,000

60,000 Barclays Plc, 1.98%, dated 4/30/08, repurchase price of $60,000 plus accrued interest on 5/1/08 collateralized by the following:

            $18,219 Freddie Mac Giant, 5.0 - 7.0%, 5/1/20 - 11/1/47
            $4,892 Federal Home Loan Mortgage Corp., 5.927 - 6.28%, 8/1/36 - 12/1/36
            $6,294 Federal National Mortgage Association (ARM),
                  4.777 - 6.432 %, 8/1/35 - 11/1/37
            $45,289 Federal National Mortgage Association, 4.0 $   60,000

60,000 Deutsche Bank AG, 2.0%, dated 4/30/08, repurchase price of $60,000 plus accrued interest on 5/1/08 collateralized by the following:

            $43,534 Freddie Mac Giant, 4.0 - 7.0%, 4/1/19 - 4/1/39
            $5,400 Federal Home Loan Mortgage Corp., 4.955 - 5.894%, 2/1/37 -
4/1/38
            $13,170 Federal National Mortgage Association (ARM),
                  4.414 - 6.308%, 8/1/12 - 6/1/36
            $20,909 U.S. Treasury Strip, 0.0%, 11/15/21 - 8/15/$   60,000

60,000      JP Morgan Chase & Co., 2.0%, dated 4/30/08, repurch
            of $60,000 plus accrued interest on 5/1/08 collateralized by
            $63,769 Federal National Mortgage Association, 4.5 $   60,000

60,000 Merrill Lynch, Inc. & Co., 1.88%, dated 4/30/08, repurchase price of $60,000 plus accrued interest on 5/1/08 collateralized by
            $60,875 Freddie Mac Giant, 5.5%, 3/1/38            $   60,000

                                                               $  300,000
            Total Repurchase Agreement                         $  300,000
Principal
Amount                                                             Value
            Securities Lending Collateral - 3.5%
            Certificates of Deposit:
60,363      Banco Santander NY,  2.80%, 10/7/08                    60,363
67,042      Bank Bovespa NY,  2.86%, 5/6/08                        67,042
167,603     Bank of America, 2.80%, 8/22/08                       167,603
60,363      Bank of Scotland NY, 2.89%, 11/4/08                    60,363
83,707      Bank of Scotland NY, 3.03%, 9/26/08                    83,707
167,603     BNP Paribas NY,  2.88%, 7/23/08                       167,603
26,821      BNP Paribas NY,  3.035%, 5/23/08                       26,821
100,565     Calyon NY,  2.85%, 8/25/08                            100,565
53,116      Calyon NY, 2.69%, 01/16/09                             53,116
167,603     Citibank,  2.85%, 7/29/08                             167,603
123,949     Dexia Bank NY, 3.37%, 09/29/08                        123,949
14,386      Fortis, 3.11%, 09/30/08                                14,386
33,502      Fortis, 3.14%, 06/30/08                                33,502
167,603     NORDEA NY,  2.81%, 8/29/08                            167,603
26,805      Rabobank Nederland NY,  2.37%, 8/29/08                 26,805
83,801      Royal Bank of Canada NY,  2.57%, 7/15/08               83,801
64,696      Skandinavian Enskilda Bank NY,  2.70%, 7/17/08         64,696
19,416      Skandinavian Enskilda Bank NY,  3.18%, 09/22/08        19,416
33,417      Skandinavian Enskilda Bank NY, 3.06% 02/13/09          33,417
67,043      Svenska Bank NY,  2.70%, 7/17/08                       67,043
154,195     Wachovia Bank,  2.82%, 6/9/08                         154,195
                                                               $1,743,599
            Commercial Paper:
51,286      Bank of America, 2.62%,  8/26/08                       51,286
33,503      Calyon, 2.71%,  5/8/08                                 33,503
50,014      CBA, 2.71%, 7/11/08                                    50,014
33,358      Deutsche Bank Financial, 2.55%,  7/9/08                33,358
26,729      Deutsche Bank Financial, 2.55%, 6/16/08                26,729
40,088      HSBC, 2.67%,  6/16/08                                  40,088
33,424      HSBC, 2.72%,  6/9/08                                   33,424
33,304      HSBC, 2.89%  7/21/08                                   33,304
33,434      Lloyds Bank, 2.60%,  6/6/08                            33,434
83,410      Macquarie Bank, 2.87%,  6/26/08                        83,410
33,417      Macquarie Bank, 2.87%,  6/9/08                         33,417
50,002      Natixis, 2.87%,  7/10/08                               50,002
49,939      Natixis, 2.87%,  7/21/08                               49,939
33,423      PARFIN, 2.70%, 6/9/08                                  33,423
33,424      RAB USA, 2.61%,  6/10/08                               33,424
66,088      Royal Bank of Scotland, 2.66%,  10/21/08               66,088
32,080      Royal Bank of Scotland, 3.00%, 6/12/08                 32,080
26,814      Societe Generale, 2.85%,  5/2/08                       26,814
83,192      Societe Generale, 2.93%,   7/30/08                     83,192
33,350      Societe Generale, 2.98%,  7/2/08                       33,350
149,866     Unicredit Group, 2.89%,  7/17/08                      149,866
33,410      Wachovia, 3.62%,10/28/08                               33,410
26,636      WestPac, 2.72%,  7/10/08                               26,636
33,352      WestPac, 2.72%,  7/7/08                                33,352
50,016      WestPac, 2.77%,  7/9/08                                50,016
                                                               $1,153,559
            Tri-party Repurchase Agreements:
1,189,542   Barclay's Bank,1.96% 5/1/08                         1,189,542
1,005,618   Deutsche Bank, 1.97% 5/1/08                         1,005,618
1,005,618   Lehman Brothers, 1.99% 5/1/08                       1,005,618
1,005,618   Merrill Lynch, 1.95% 5/1/08                         1,005,618
                                                                4,206,396
            Other:
117,322     ABS CFAT 2008-A A1                                    117,322
            Total Securities Lending Collateral                $7,220,876
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $7,520,876)                                 $7,520,876
            TOTAL INVESTMENT IN SECURITIES - 103.4%
            (Cost  $212,710,217) (a)                           $215,599,116
            OTHER ASSETS AND LIABILITIES - (3.4)%              $(7,049,408)
            TOTAL NET ASSETS -100.0%                           $208,549,708


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2008, the value of these securities amounted to $14,526,870 or 7.0% of total net assets.

(a) At April 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $212,710,217 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost      $ 3,231,057

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value        (342,158)

            Net unrealized gain                                  $ 2,888,899


            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of April
                30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments    Other Financial
                                              in securities    Instruments
SecuriInstruments*
Level 1 - Quoted Prices                           201,326,716     0
Level 2 - Other Significant Observable Inputs     14,272,400      0
Level 3 - Significant Unobservable Inputs           0             0
Total                                             215,599,116     0


                 Pioneer Institutional Money Market Fund
                 SCHEDULE OF INVESTMENTS  4/30/2008 (unaudited)

          Floating
Shares    Rate (b)                                                   Value

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7 %
                 Banks - 1.7 %
                 Thrifts & Mortgage Finance - 1.7 %
14,010,156 2.90  Federal Home Loan Mortgage, Corp., Floating Rate $14,010,156
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $14,010,156)                              $14,010,156
                 CORPORATE BONDS - 42.7 %
                 Capital Goods - 2.3 %
                 Industrial Conglomerates - 2.3 %
17,375,000 2.77 General Electric Capital Corp., Floating Rate Not$17,412,536 1,930,000 3.01 General Electric Capital Corp., Floating Rate Not 1,930,139
                                                                  $19,342,675
                 Total Capital Goods                              $19,342,675
                 Banks - 18.0 %
                 Diversified Banks - 17.3 %
475,000          Bank of America Corp., 3.25%, 8/15/08            $ 475,219
20,000,000 2.89  BNP Paribas, Floating Rate Note, 11/25/08         19,992,689
7,085,000  4.03  BNP Paribas, Floating Rate Note, 2/13/09          7,085,000
9,820,000  3.04  BP Capital Markets Plc, Floating Rate Note, 1/9/0 9,820,000
7,250,000  2.88  Commonwealth bank Australia, Floating Rate Note,  7,250,000
5,000,000  3.84  Credit Agricole, Floating Rate Note, 11/24/08     5,000,000
5,000,000  2.83  Credit Agricole, Floating Rate Note, 2/13/09 (144 5,000,000
4,700,000  2.89  Rabobank Nederland, Floating Rate Note, 4/30/09 ( 4,700,000
4,120,000  3.05  RaboBank Nederland, Floating Rate Note, 12/12/08  4,120,000
6,000,000  2.71  Royal Bank of Canada, Floating Rate Note, 10/3/08 6,000,000
2,535,000  3.25  Royal Bank of Canada, Floating Rate Note, 5/15/09 2,535,000
9,665,000  2.78  Royal Bank of Canada, Floating Rate Note, 9/10/08 9,660,766
4,400,000  3.94  Royal Bank of Scotland Plc, Floating Rate Note, 7 4,400,379
6,370,000  2.71  Svenska handelsbanken, Floating Rate Note, 10/10/ 6,370,000
9,100,000        US Bank, 2.85% 8/21/08                            9,100,000
6,500,000        US Bank, 3.0% 4/28/09                             6,500,000
3,600,000        US Bank, 4.4%, 8/15/08                            3,614,461
2,870,000        Wachovia Corp., 3.5%, 8/15/2008                   2,854,630
310,000    2.95  Wachovia Corp., Floating Rate Note, 10/28/08       309,844
3,260,000  2.80  Wells Fargo & Co., Floating Rate Note, 7/14/08 (1 3,260,438
4,175,000  2.73  Westpac Banking, Floating Rate Note, 12/5/08 (144 4,175,000
12,090,000       Westpac Banking, Floating Rate Note, 2/6/09 (144A 12,086,362
4,690,000  2.70  Westpac Banking, Floating Rate Note, 6/6/08       4,689,294
5,000,000  2.74  World Savings Bank, Floating Rate Note, 5/8/08    4,999,946
                                                                  $143,999,028
                 Regional Banks - 0.6 %
225,000          SunTrust Banks, Inc., 4.0% 10/15/08              $ 224,042
5,000,000  3.00  Westpac Banking Corp., Floating Rate Note, 7/11/0 4,999,369
                                                                  $5,223,411
                 Total Banks                                      $149,222,439
                 Diversified Financials - 17.8 %
                 Asset Management & Custody Banks - 1.2 %
9,045,000  2.78  Bank of New York, Floating Rate Note, 6/16/08    $9,048,991
1,390,000        Mellon Funding Corp., 3.25%, 4/1/09               1,391,261
                                                                  $10,440,252
                 Consumer Finance - 1.0 %
3,140,000  2.74  American Express, Floating Rate Note, 5/7/08     $3,139,877
385,000          National Rural Utilities, 5.75%, 11/1/08           389,401
4,880,000  2.72  National Rural Utilities, Floating Rate Note, 7/3 4,879,782
                                                                  $8,409,060
                 Investment Banking & Brokerage - 2.8 %
350,000    2.65  Credit Suisse FB USA, Inc., Floating Rate Note, 6$ 350,042
7,231,000  3.19  Credit Suisse First Boston, Floating Rate Note, 6 7,231,897
4,000,000  3.28  Merrill Lynch & Co., Inc., Floating Rate Note, 3/ 4,000,000
4,250,000  2.82  Merrill Lynch & Co., Inc., Floating Rate Note, 6/ 4,250,684
250,000    3.17  Merrill Lynch & Co., Inc., Floating Rate Note, 8/  249,826
1,500,000  2.86  Merrill Lynch & Co., Inc., Floating Rate Note, 8/ 1,500,000
6,000,000  3.33  Morgan Stanley, Floating Rate Note, 12/26/08      6,001,667
                                                                  $23,584,116
                 Multi-Sector Holding - 0.4 %
3,000,000  2.94  Svenska handelsbanken, Floating Rate Note, 2/6/09$3,000,000
                 Diversified Financial Services - 12.4 %
7,100,000  2.92  Bank of America Corp., Floating Rate Note, 7/25/0$7,099,006
2,000,000  3.21  Bank of America Corp., Floating Rate Note, 4/3/09 2,000,000
2,945,000        Bank One Corp., 2.625%, 6/30/08                   2,942,834
4,260,000        Bank One Corp., 6.0%, 8/1/08                      4,289,692
13,945,000 3.16  Citigroup, Inc., Floating Rate Note, 5/02/08      13,944,969
8,380,000        Donaldson Lufkin Jenrette Co., 3.875%, 01/15/09   8,406,629
4,455,000  3.08  GE Capital Corp., Floating Rate Note,  12/5/08    4,454,471
12,000,000 3.25  JP Morgan Chase & Co., Floating Rate Note , 5/15/ 12,000,991
450,000    2.65  JP Morgan Chase & Co., Floating Rate Note, 12/2/0  449,331
8,030,000  5.33  JP Morgan Chase & Co., Floating Rate Note, 3/9/09 8,042,956
9,270,000  3.53  MBNA Corp., Floating Rate Note, 5/5/08            9,270,525
3,265,000        Toyota Motor Credit Corp., 2.875%, 8/1/08         3,245,412
19,200,000 2.77 Toyota Motor Credit Corp., Floating Rate Note, 1/ 19,200,000 7,500,000 2.77 Toyota Motor Credit Corp., Floating Rate Note, 9/ 7,500,000
                                                                  $102,846,816
                 Total Diversified Financials                     $148,280,244
                 Insurance - 4.0 %
                 Life & Health Insurance - 2.9 %
6,765,000  3.22  Met Life Global Funding I, Floating Rate Note, 8/$6,765,492
10,000,000 2.96  Metlife Global Fund, Floating Rate Note, 2/9/09   10,000,000
7,655,000        Metlife, Inc., 2.6%, 6/19/08                      7,638,266
                                                                  $24,403,758
                 Multi-Line Insurance - 1.1 %
7,000,000  2.79  American General Finance, Floating Rate Note, 6/2$7,000,295
1,000,000        American International Group, 2.625%, 5/15/08      999,192
1,100,000  2.60  American International Group, Floating Rate Note, 1,099,555
                                                                  $9,099,042
                 Total Insurance                                  $33,502,800
                 Telecommunication Services - 0.5 %
                 Integrated Telecommunication Services - 0.5 %
4,440,000  3.16  AT&T, Inc., Floating Rate Note, 5/15/08          $4,439,745
                 Total Telecommunication Services                 $4,439,745
                 TOTAL CORPORATE BONDS
                 (Cost  $354,787,906)                             $354,787,903
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2 %
                 Government - 3.2 %
8,620,000        Fed Home Loan Bank, 4.5%, 11/7/08                $8,618,878
8,925,000  2.45  Federal National Mortgage Association, Floating R 8,925,000
4,760,000  2.66  Federal Home Loan Mortgage Corp., Floating Rate N 4,759,480
4,600,000  2.66  Federal Home Loan Mortgage Corp., Floating Rate N 4,600,000
                                                                  $26,903,358
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost  $26,903,358)                              $26,903,358
                 MUNICIPAL BONDS - 2.0 %
                 Government - 2.0 %
                 Government - 1.2 %
2,200,000  2.90  Mississippi State Series B General, Floating Rate$2,200,000
7,735,000  3.35  Texas State Tax & Revenue Anticipation, Floating  7,735,000
                                                                  $9,935,000
                 Muni  Development - 0.3 %
3,130,000  2.95  Nassau County NY, Industrial Development, Floatin$3,130,000
                 Municipal  Single Family Housing - 0.4 %
3,730,000  2.95  Iowa Finance Authority, Revenue, Floating Rate No$3,730,000
                 TOTAL MUNICIPAL BONDS
                 (Cost  $16,795,000)                              $16,795,000
                 MUTUAL FUNDS - 4.7 %
39,111,659 2.83  BlackRock Liquidity Funds TempCash Portfolio     $39,111,659
                 TOTAL MUTUAL FUNDS
                 (Cost  $39,111,659)                              $39,111,659
                 TEMPORARY CASH INVESTMENTS - 45.7 %

                 Diversified Banks - 26.3 %
4,700,000        Banco Bilbao VIZ NY, 2.755%, 10/7/08             $4,700,102
9,500,000        BANCO BILBAO VIZ NY, 3.055%, 5/28/08              9,500,035
7,000,000        Banco Santander YCD, 2.73%, 9/18/08               7,002,137
11,000,000       Banco Santander YCD, 2.78%, 5/12/08               11,000,000
4,500,000        Bank Of America Corp.,  2.65% 10/7/08             4,500,000
16,650,000 2.81  Bank of Nova Scotia, Floating Rate Note, 1/16/09  16,651,183
11,000,000       Bank of Scotland Plc, 2.65%, 6/27/08              11,000,000
4,695,000        BNP Paribas Financial, Inc., 4.25%, 7/3/08        4,695,000
9,770,000        Danske Corp., 2.7% 5/9/08 (144A)                  9,764,138
4,900,000        Dexia Delaware LLC, 2.68%, 7/8/08                 4,875,195
2,500,000        Dexia Delaware LLC, 2.72%, 7/10/08                2,486,778
9,500,000        Fortis Bank New York, 3.07%, 5/27/08              9,500,000
9,340,000        Fortis Banque Luxembourg, 3.05%, 5/7/08           9,335,253
10,000,000       HBOS Treasury Services Plc, 5.42%, 6/18/08        9,999,624
5,000,000        ING Funding LLC, 2.62%,  7/10/08                  4,974,431
2,120,000        ING Funding LLC, 2.82%, 7/22/08                   2,106,383
1,090,000        ING Funding LLC, 2.83%, 7/25/08                   1,082,717
4,760,000        Johnson and Johnson, 0.0%, 6/12/08                4,747,505
9,600,000        Nordea North America, Inc., 2.65%, 7/8/08         9,551,948
4,800,000        Nordea North America, Inc., 2.68%, 5/8/08         4,797,499
2,340,000        Nordea North America, Inc., 2.7%, 7/14/08         2,327,013
2,120,000        Nordea North America, Inc., 2.8%, 7/23/08         2,106,314
4,260,000        Rabobank Nederland NV NY, 2.76%, 7/2/08           4,260,268
11,700,000       Rabobank Nederland NV NY, 2.88%, 5/27/08          11,700,000
492,000          Rabobank USA Finance, 2.84%, 7/18/08               488,973
200,000          Royal Bank of Canada, 5.29, 2/2/09                 202,913
9,470,000        Royal Bank of Scotland NY, 3.0%, 5/6/08           9,470,000
11,960,000       Societe General, 2.92%, 7/28/08                   11,960,000
3,470,000        Societe General, 2.87%, 5/5/08                    3,468,904
4,630,000        Societe General, 2.6%, 6/16/08                    4,613,435
4,190,000        Societe Generale, 2.93%, 7/28/08                  4,159,990
4,900,000        Svenska handelsbanken, 2.69%, 10/9/08             4,900,216
2,400,000        Svenska handelsbanken, 2.75%, 7/28/08             2,400,058
1,800,000  2.70  Svenska handelsbanken, Floating Rate Note, 1/5/09 1,796,125
4,000,000        Toronto Dominion Bank, 4.85%, 6/6/08              3,999,997
8,430,000        Wachovia Bank, 2.82%, 5/30/08                     8,430,000
                                                                  $218,554,134
                 Regional Banks - 1.7 %
14,000,000       Landesbank Hessen-Thueringen 3.06%, 5/14/08      $14,000,025
                 Total Banks                                      $232,554,159
                 Investment Banking & Brokerage - 3.2 %
4,690,000        Abn Amro Bank NV, 3.03%, 10/24/08                $4,690,672
4,200,000        Consumer Bankers Association, 2.79%, 6/2/08       4,200,144
9,000,000        Credit Agricole SA, 2.86%, 6/16/08                9,000,114
5,000,000        Dexia Credit Local Sa NY, 2.75%, 7/14/08          5,000,051
1,800,000  2.83  Dexia Credit Local Sa NY, Floating Rate Note, 9/2 1,796,628
1,600,000  2.67  Nordea Bank, NY, Floating Rate Note, 12/1/08      1,595,905
                                                                  $26,283,514
                 Diversified Financial Services - 6.5 %
9,400,000  2.96  Abbey National Treasury Service, Floating Rate No$9,400,000
4,800,000        Astrazeneca Plc., 4.13%, 6/3/08 (144A)            4,781,828
4,700,000        CBA Delaware Finance, 2.68%, 7/11/08              4,675,158
7,000,000        CitiBank NA, 3.03%,  5/20/08                      7,000,000
9,400,000  2.81  Deutsche Bank, Floating Rate Note, 1/21/09        9,400,000
9,425,000  2.59  Deutsche Bank, Floating Rate Note, 9/22/08        9,434,337
9,025,000  2.72  Deutsche Bank NY, Floating Rate Note, 1/9/09      9,012,560
1,025,000  2.96  HSBC Bank USA, Floating Rate Note, 7/28/08        1,023,633
                                                                  $54,727,516
                 Total Diversified Financials                     $81,011,030
                 Commercial Paper - 1.4 %
2,500,000        JP Morgan, 2.5%, 7/11/08                         $2,487,674
9,365,000        Verizon Communications, Inc., 2.68% 5/16/08 (144A)9,354,542
Principal        Total Commercial Paper                           $11,842,216
Amount           Repurchase Agreements - 6.5%
4,000,000        Barclays Plc, 1.98%, dated 4/30/08, repurchase price
                 of $4,000,000 plus accrued interest on 5/1/08 collateralized by the following:

                 $1,214,610 Freddie Mac Giant, 5.0 - 7.0%, 5/1/20 - 11/1/47
                 $326,156 Federal Home Loan Mortgage Corp., 5.927 - 6.28%,
                                  8/1/36 - 12/1/36
                 $419,628 Federal National Mortgage Association (ARM),
                                  4.777 - 6.432 %, 8/1/35 - 11/1/37
                 $3,019,299 Federal National Mortgage Association,
                                  4.0 - 6.5%, 9/1/20 - 2/1/48     $4,000,000

15,000,000       Morgan Stanley, 2.08%, dated 4/30/08, repurchase price
                 of $15,000,000 plus accrued interest on 5/1/08 collateralized by the following:

                 $3,908,990 Freddie Mac Giant, 5.5%, 5/1/37
                 $7,795,782 Federal Home Loan Mortgage Corp., 5.922 - 6.096%, 8/1/37
                 $3,365,028 Federal National Mortgage Association,$15,000,000

35,000,000       Deutsche Bank AG, 2.0%, dated 4/30/08, repurchase price
                 of $35,000,000 plus accrued interest on 5/1/08 collateralized by the following:

                     $25,394,615 Freddie Mac Giant, 4.0 - 7.0%, 4/1/19 - 4/1/39
                     $3,149,739 Federal Home Loan Mortgage Corp., 4.955 -
                             5.894%,
                               2/1/37 - 4/1/38
                     $7,682,550 Federal National Mortgage Association (ARM),
                               4.414 - 6.308%, 8/1/12 - 6/1/36
                     $12,197,073 U.S Treasury Strip, 0.0%, 11/15/2$35,000,000
                 Total Repurchase Agreements                      $54,000,000
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $325,717,000)                             $379,407,405
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost  $831,015,481) (a)                         $831,015,481
                 OTHER ASSETS AND LIABILITIES - (0.0)%            $(183,874)
                 TOTAL NET ASSETS - 100.0%                        $830,831,608

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2008, the value of these securities amounted to $60,522,687 or 7.3% of total net assets.

(a) At April 30, 2008, the cost for federal income tax purposes was $777,325,080.

(b)              Debt obligation with a variable interest rate.
                 Rate shown is rate at period end.

                 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                 Level 1 - quoted prices in active markets for identical
                  securities
                 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
                       speeds,
                     credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of April
                     30, 2008, in valuing the Fund's assets:

                                              Investments     Other Financial
Valuation Inputs                              in Securities     Instruments*
Level 1 - Quoted Prices                            0                  0
Level 2 - Other Significant Observable Inputs     831,015,481         0
Level 3 - Significant Unobservable Inputs          0                  0
Total                                             831,015,481         0



               Pioneer Treasury Reserve Fund
               SCHEDULE OF INVESTMENTS  4/30/2008 (unaudited)

         Floating
Shares   Rate (b)                                                     Value

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.8 %
855,000        Federal Home Loan Bank, 4.5%, 11/7/08               $ 854,889
2,850,000 2.95 Federal Home Loan Bank, Floating Rate Note, 2/18/09 2,850,000 4,600,000 2.73 Federal Home Loan Bank, Floating Rate Note, 8/21/09 4,599,769
500,000   2.21 Federal Farm Credit Bank, Floating Rate Note, 1/23/0  499,740
2,000,000 2.63 Federal Farm Credit Bank, Floating Rate Note, 10/14/ 2,000,000
790,000   2.45 Federal National Mortgage Association, Floating Rate  790,000
410,000   2.66 Federal Home Loan Mortgage Corp., Floating Rate Note  409,955
420,000   2.66 Federal Home Loan Mortgage Corp., Floating Rate Note  420,000
5,000,000      U.S. Treasury Note, 5.0%, 7/31/08                    5,009,599
2,000,000      U.S. Treasury Note, 3.125%, 9/15/08                  1,992,536
                                                                   $19,426,488
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost  $19,426,487)                                 $19,426,488
               MUTUAL FUND - 0.0 %
728       2.44 BlackRock Liquidity Funds FedFund Portfolio         $     728
               TOTAL MUTUAL FUND
               (Cost  $728)                                        $     728
               TEMPORARY CASH INVESTMENTS - 13.4 %
               Government - 13.4 %
10,000,000     U.S. Treasury Bill, 1.5%, 8/21/08                   $9,953,333
1,000,000      U.S. Treasury Bill, 2.366%, 7/24/08                   994,479
                                                                   $10,947,812
Principal
Amount ($)     Repurchase Agreements - 62.6%
50,000,000     Deutsche Bank AG, 1.95%, dated 4/30/08, repurchase price
               of $50,000,000 plus accrued interest on 5/1/08 collateralized by the following:

               $36,728,021 Freddie Mac Giant, 4.0 - 7.0%, 4/1/19 - 4/1/39
               $4,499,627 Federal Home Loan Mortgage Corp.,
                            4.955 - 5.894%, 2/1/37 - 4/1/38
               $10,975,072 Federal National Mortgage Association (ARM),
                            4.414 - 6.308%, 8/1/12 - 6/1/36
               $17,424,390 U.S Treasury Strip, 0.0%, 11/15/21 - 8/1$50,000,000

1,200,000      Deutsche Bank AG, 2.0%, dated 4/30/08, repurchase price
               of $1,200,000 plus accrued interest on 5/1/08 collateralized by the following:

               $870,673 Freddie Mac Giant, 4.0 - 7.0%, 4/1/19 - 4/1/39
               $107,991 Federal Home Loan Mortgage Corp.,
                          4.955 - 5.894%, 2/1/37 - 4/1/38
               $263,402 Federal National Mortgage Association (ARM),
                           4.414 - 6.308%, 8/1/12 - 6/1/36
               $418,185 U.S Treasury Strip, 0.0%, 11/15/21 - 8/15/2$1,200,000

                                                                   $51,200,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $62,147,812)                                 $62,147,812
               TOTAL INVESTMENT IN SECURITIES
               (Cost  $81,575,028) (a)                             $81,575,028
               OTHER ASSETS AND LIABILITIES - 0.3%                 $ 206,488
               TOTAL NET ASSETS -100.0%                            $81,781,516

(a) At April 30, 2008, the cost for federal income tax purposes was $81,575,028.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
                   speeds,
                   credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of April
                   30, 2008, in valuing the Fund's assets:


                                             Investments     Other Financial
Valuation Inputs                             in Securities     Instruments*
Level 1 - Quoted Prices                          17,949,947          0
Level 2 - Other Significant Observable Inputs    63,625,081          0
Level 3 - Significant Unobservable Inputs              0             0
Total                                            81,575,028          0


           Pioneer Classic Balanced Fund
           SCHEDULE OF INVESTMENTS 4/30/2008 (unaudited)

Shares                                                       Value

           CONVERTIBLE PREFERRED STOCKS - 3.0 %
           Commercial Services & Supplies - 1.5 %
           Office Services & Supplies - 1.5 %
55,440     Avery Dennison Corp., 7.875%, 11/15/10         $ 2,633,400
           Total Commercial Services & Supplies           $ 2,633,400
           Diversified Financials - 1.6 %
           Diversified Financial Services - 1.6 %
85,420     Lazard, Ltd., 6.625%, 5/15/08                  $ 2,770,171
           Total Diversified Financials                   $ 2,770,171
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost  $6,146,225)                             $ 5,403,571
           COMMON STOCKS - 61.0 %
           Energy - 7.3 %
           Integrated Oil & Gas - 4.3 %
41,961     Chevron Corp.                                  $ 4,034,550
45,928     Royal Dutch Shell Plc (A.D.R.)                   3,688,478
                                                          $ 7,723,028
           Oil & Gas Drilling - 2.7 %
37,709     Diamond Offshore Drilling, Inc. (b)            $ 4,729,086
           Oil & Gas Storage & Transportation - 0.3 %
33,994     El Paso Corp.                                  $   582,657
           Total Energy                                   $13,034,771
           Materials - 4.5 %
           Aluminum - 0.2 %
10,121     Alcoa, Inc.                                    $   352,008
           Diversified Chemical - 2.0 %
58,729     E.I. du Pont de Nemours and Co.                $ 2,872,435
32,570     Olin Corp.                                         656,937
                                                          $ 3,529,372
           Diversified Metals & Mining - 1.9 %
11,538     Companhia Vale do Rio Doce (A.D.R.)            $   367,370
26,928     Freeport-McMoRan Copper & Gold, Inc. (Class B)   3,063,060
                                                          $ 3,430,430
           Paper Packaging - 0.3 %
27,745     Packaging Corp. of America *                   $   609,835
           Total Materials                                $ 7,921,645
           Capital Goods - 8.2 %
           Aerospace & Defense - 1.9 %
45,806     United Technologies Corp.                      $ 3,319,561
           Electrical Component & Equipment - 4.5 %
85,689     Emerson Electric Co.                           $ 4,478,107
66,610     Rockwell International Corp.                     3,612,260
                                                          $ 8,090,367
           Industrial Conglomerates - 1.7 %
40,185     3M Co.                                         $ 3,090,227
           Total Capital Goods                            $14,500,155
           Commercial Services & Supplies - 1.5 %
           Commercial Printing - 1.5 %
88,462     R.R. Donnelly & Sons Co.                       $ 2,710,476
           Total Commercial Services & Supplies           $ 2,710,476
           Transportation - 0.2 %
           Airlines - 0.2 %
37,133     Delta Air Lines, Inc. * (b)                    $   316,002
           Total Transportation                           $   316,002
           Consumer Services - 2.0 %
           Restaurants - 2.0 %
60,556     McDonald's Corp.                               $ 3,607,926
           Total Consumer Services                        $ 3,607,926
           Media - 1.7 %
           Movies & Entertainment - 1.7 %
159,914    Regal Entertainment Group (b)                  $ 3,031,969
           Total Media                                    $ 3,031,969
           Retailing - 0.8 %
           Department Stores - 0.8 %
34,910     J.C. Penney Co., Inc.                          $ 1,483,675
           Total Retailing                                $ 1,483,675
           Food & Drug Retailing - 0.6 %
           Drug Retail - 0.6 %
27,400     CVS Corp.                                      $ 1,106,138
           Total Food & Drug Retailing                    $ 1,106,138
           Food Beverage & Tobacco - 4.2 %
           Tobacco - 4.2 %
84,860     Altria Group, Inc.                             $ 1,697,200
21,208     Loews Corp.                                      1,392,729
84,860     Philip Morris International, Inc. *              4,330,406
                                                          $ 7,420,335
           Total Food Beverage & Tobacco                  $ 7,420,335
           Household & Personal Products - 3.0 %
           Household Products - 1.8 %
49,033     Procter & Gamble Co. *                         $ 3,287,663
           Personal Products - 1.2 %
45,808     Estee Lauder Co.                               $ 2,089,303
           Total Household & Personal Products            $ 5,376,966
           Health Care Equipment & Services - 1.0 %
           Health Care Distributors - 1.0 %
35,058     McKesson Corp.                                 $ 1,827,223
           Total Health Care Equipment & Services         $ 1,827,223
           Pharmaceuticals & Biotechnology - 6.5 %
           Pharmaceuticals - 6.5 %
122,238    Bristol-Myers Squibb Co.                       $ 2,685,569
58,038     Eli Lilly & Co.                                  2,793,949
94,803     Schering-Plough Corp.                            1,745,323
93,365     Teva Pharmaceutical Industries, Ltd.             4,367,615
                                                          $11,592,456
           Total Pharmaceuticals & Biotechnology          $11,592,456
           Banks - 2.8 %
           Diversified Banks - 1.9 %
101,707    U.S. Bancorp                                   $ 3,446,850
           Thrifts & Mortgage Finance - 0.8 %
59,831     Federal Home Loan Mortgage Corp.               $ 1,490,390
           Total Banks                                    $ 4,937,240
           Diversified Financials - 1.5 %
           Asset Management & Custody Banks - 0.3 %
10,606     The Bank of New York Mellon Corp.              $   461,679
           Investment Banking & Brokerage - 1.0 %
20,456     Lehman Brothers Holdings, Inc. (b)             $   904,973
18,649     Morgan Stanley                                     906,341
                                                          $ 1,811,314
           Specialized Finance - 0.2 %
495        CME Group, Inc.                                $   226,438
2,524      Nymex Holdings, Inc.                               233,722
                                                          $   460,160
           Total Diversified Financials                   $ 2,733,153
           Real Estate - 1.6 %
           Office Real Estate Investment Trust - 1.6 %
163,259    Brandywine Realty Trust                        $ 2,848,870
           Total Real Estate                              $ 2,848,870
           Software & Services - 0.6 %
           Application Software - 0.6 %
33,812     Citrix Systems, Inc. *                         $ 1,107,343
           Total Software & Services                      $ 1,107,343
           Technology Hardware & Equipment - 7.8 %
           Communications Equipment - 6.1 %
90,921     Cisco Systems, Inc. *                          $ 2,331,214
157,384    Corning, Inc. *                                  4,203,727
142,008    Nokia Corp. (A.D.R.)                             4,270,181
                                                          $10,805,122
           Computer Hardware - 1.7 %
44,614     Hewlett-Packard Co.                            $ 2,067,859
57,787     Sun Microsystems, Inc. *                           904,944
                                                          $ 2,972,803
           Total Technology Hardware & Equipment          $13,777,925
           Semiconductors - 1.9 %
           Semiconductors - 1.9 %
149,466    Intel Corp.                                    $ 3,327,113
           Total Semiconductors                           $ 3,327,113
           Telecommunication Services - 2.3 %
           Integrated Telecommunication Services - 2.3 %
77,061     Citizens Communications Co. (Class B)          $   826,094
32,160     Verizon Communications, Inc.                     1,237,517
178,291    Windstream Corp.                                 2,093,136
                                                          $ 4,156,747
           Total Telecommunication Services               $ 4,156,747
           Utilities - 0.8 %
           Gas Utilities - 0.7 %
21,459     Questar Corp.                                  $ 1,331,102
           Total Utilities                                $ 1,331,102
           TOTAL COMMON STOCKS
           (Cost  $105,699,187)                           $108,149,230
           ASSET BACKED SECURITIES - 0.8 %
           Energy - 0.1 %
           Oil & Gas Equipment And Services - 0.1 %
200,000    Sevan Marine ASA, Floating Rate Note, 5/14/13 ($   182,000
           Total Energy                                   $   182,000
           Transportation - 0.0 %
           Airlines - 0.0 %
8,932      Continental Airlines, Inc., 6.648%, 9/15/17    $     8,575
           Total Transportation                           $     8,575
           Food & Drug Retailing - 0.1 %
           Food Retail - 0.1 %
200,000    Dominos Pizza Master Issuer LLC, 7.629%, 4/25/3$   150,000
           Total Food & Drug Retailing                    $   150,000
           Banks - 0.1 %
           Thrifts & Mortgage Finance - 0.1 %
247,170    Local Insight Media LLC, 5.88%, 10/23/37       $   216,114
           Total Banks                                    $   216,114
           Diversified Financials - 0.3 %
           Diversified Financial Services - 0.3 %
175,509    PF Export Receivable Master Trust, 6.436%, 6/1/$   175,333
314,581    Power Receivables Finance LLC, 6.29%, 1/1/12 (1    324,217
                                                          $   499,550
           Total Diversified Financials                   $   499,550
           Utilities - 0.2 %
           Electric Utilities - 0.2 %
249,414    FPL Energy America Wind LLC, 6.639%, 6/20/23 (1$   239,936
142,400    FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (1    145,960
                                                          $   385,896
           Total Utilities                                $   385,896
           TOTAL ASSET BACKED SECURITIES
           (Cost  $1,539,752)                             $ 1,442,135
           COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1 %
           Materials - 0.2 %
           Forest Products - 0.2 %
350,000    TSTAR 2006-1, 7.5296%, 10/15/36 (144A)         $   275,051
           Total Materials                                $   275,051
           Banks - 0.6 %
           Thrifts & Mortgage Finance - 0.5 %
512,299    ABN Amro Mortgage Corp., 4.75%, 5/25/18        $   504,671
569,293    SARM 2004-12 7A1, Floating Rate Note, 2/25/34      547,290
                                                          $ 1,051,961
           Total Banks                                    $ 1,051,961
           Diversified Financials - 0.1 %
           Other Diversified Finance Services - 0.1 %
140,000    Global Signal, Inc., 7.036%, 2/15/36 (144A)    $   132,087
           Total Diversified Financials                   $   132,087
           Government - 1.3 %
           Government - 1.3 %
427,170    Federal National Mortgage Association, 5.45%, 1$   432,555
83,477     Federal Home Loan Bank, 5.0%, 1/15/16               84,745
76,133     Federal Home Loan Bank, 6.0%, 4/15/32               78,241
187,569    Federal Home Loan Mortgage Corp., 5.875%, 5/15/    190,032
214,637    Freddie Mac, 5.5%, 6/15/32                         216,705
378,285    Freddie Mac, 6.1%, 9/15/18                         387,368
412,507    FRHH R010 AB 6.0%, 12/15/21                        419,581
435,733    FRHH R011 AB 5.5%, 12/15/20                        443,236
                                                          $ 2,252,463
           Total Government                               $ 2,252,463
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $3,768,087.18)                          $ 3,711,562
           CORPORATE BONDS - 12.5 %
           Energy - 0.9 %
           Integrated Oil & Gas - 0.1 %
160,000    Occidental Petroleum, 6.75%, 1/15/12           $   173,746
25,000     Petro-Canada, 4.0%, 7/15/13                         23,823
                                                          $   197,569
           Oil & Gas Equipment And Services - 0.1 %
200,000    Weatherford International, Inc., 6.625%, 11/15/$   209,680
           Oil & Gas Exploration & Production - 0.2 %
175,000    Canadian Natural Resources, Ltd., 5.9%, 2/1/18 $   177,819
65,000     Pemex Project Funding Master Trust, 9.125%, 10/     72,963
92,610     Ras Laffan Liquefied Natural Gas Co., Ltd., 3.4     93,025
45,000     Southern Star Central Corp., 6.75%, 3/1/16          43,313
                                                          $   387,120
           Oil & Gas Refining & Marketing - 0.0 %
90,000     Boardwalk Pipelines LLC, 5.5%, 2/1/17          $    85,035
           Oil & Gas Storage & Transportation - 0.4 %
125,000    Buckeye Partners LP, 6.05%, 1/15/18            $   123,993
320,000    NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)           329,624
400,000    Teppco Partners LP, Floating Rate Note, 6/1/67     339,460
                                                          $   793,077
           Total Energy                                   $ 1,672,481
           Materials - 0.5 %
           Aluminum - 0.1 %
150,000    Novelis, Inc., 7.25%, 02/15/15                 $   137,250
           Commodity Chemicals - 0.2 %
300,000    Nova Chemicals, Ltd., 6.5%, 1/15/12            $   282,000
           Diversified Metals & Mining - 0.2 %
425,000    Inco, Ltd., 7.2%, 9/15/32                      $   420,615
           Fertilizers & Agricultural Chemicals - 0.0 %
30,000     Potash Corp., 4.875%, 3/1/13                   $    30,184
           Steel - 0.0 %
90,000     Nucor Corp., 5.0%, 12/1/12                     $    90,581
           Total Materials                                $   960,630
           Capital Goods - 0.9 %
           Aerospace & Defense - 0.1 %
25,000     Boeing Co., 5.125%, 2/15/13                    $    25,620
80,000     Honeywell International, Inc., 7.5%, 3/1/10         85,206
                                                          $   110,826
           Electrical Component & Equipment - 0.0 %
167,055    Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A) $   171,514
           Industrial Conglomerates - 0.3 %
145,000    General Electric Capital Corp., 6.125%, 2/22/11$   152,157
120,000    General Electric Capital Corp., 6.75%, 3/15/32     127,068
250,000    General Electric Capital Corp., 5.625%, 9/15/17    254,715
                                                          $   533,940
           Trading Companies & Distributors - 0.4 %
495,000    GATX  Corp., 5.5%, 2/15/12                     $   510,760
300,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)         286,447
                                                          $   797,207
           Total Capital Goods                            $ 1,613,487
           Commercial Services & Supplies - 0.1 %
           Office Services & Supplies - 0.1 %
250,000    Pitney Bowes, Inc., 5.6%, 3/15/18              $   248,853
           Total Commercial Services & Supplies           $   248,853
           Transportation - 0.3 %
           Airlines - 0.3 %
500,000    Southwest Airlines Co.                         $   469,735
           Total Transportation                           $   469,735
           Automobiles & Components - 0.3 %
           Automobile Manufacturers - 0.3 %
80,000     Ford Motor Co., 7.25%, 10/1/08                 $    79,700
500,000    General Motors Corp., 7.2%, 1/15/11 (b)            442,500
                                                          $   522,200
           Total Automobiles & Components                 $   522,200
           Consumer Durables & Apparel - 0.2 %
           Household Appliances - 0.2 %
345,000    Whirlpool Corp., 5.5%, 3/1/13                  $   342,952
           Total Consumer Durables & Apparel              $   342,952
           Consumer Services - 0.4 %
           Restaurants - 0.4 %
700,000    McDonalds Corp., 5.75%, 3/1/2012               $   736,752
           Total Consumer Services                        $   736,752
           Media - 1.0 %
           Broadcasting & Cable TV - 0.4 %
125,000    British Sky Broadcasting Group, Inc., 6.1%, 2/1$   127,186
80,000     Comcast Corp., 5.3%, 1/15/14                        78,794
400,000    Cox Communications, Inc., 7.125%, 10/1/12          425,258
150,000    Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)       150,000
                                                          $   781,238
           Media - 0.3 %
500,000    Comcast Cable Corp., 6.75%, 1/30/11            $   518,960
           Publishing - 0.3 %
512,000    News America, Inc., 7.3%, 4/30/28              $   543,805
           Total Media                                    $ 1,844,003
           Retailing - 0.5 %
           General Merchandise Stores - 0.3 %
500,000    Target Corp., 5.875%, 3/1/12                   $   521,871
           Specialty Stores - 0.2 %
435,000    Tanger Factory Outlet Centers, Inc., 6.15%, 11/$   409,509
           Total Retailing                                $   931,380
           Food Beverage & Tobacco - 0.6 %
           Agricultural Products - 0.2 %
250,000    Cargill, Inc., 5.2%, 1/22/13 (144A)            $   249,567
           Brewers - 0.0 %
35,000     Miller Brewing Co., 5.5%, 8/15/13 (144A)       $    36,239
           Packaged Foods & Meats - 0.2 %
335,000    Unilever Capital Corp., 7.125%, 11/1/10        $   363,503
           Soft Drinks - 0.2 %
35,000     Bottling Group LLC, 5.0%, 11/15/13             $    35,523
350,000    PepsiCo, Inc., 4.65%, 2/15/13                      357,305
                                                          $   392,828
           Total Food Beverage & Tobacco                  $ 1,042,137
           Health Care Equipment & Services - 0.1 %
           Managed Health Care - 0.1 %
250,000    United Health Group, Inc., 4.875%, 2/15/13     $   238,739
           Total Health Care Equipment & Services         $   238,739
           Pharmaceuticals & Biotechnology - 0.3 %
           Biotechnology - 0.3 %
450,000    Biogen Idec, Inc., 6.0%, 3/1/13                $   451,208
           Total Pharmaceuticals & Biotechnology          $   451,208
           Banks - 1.1 %
           Diversified Banks - 0.4 %
250,000    Kazkommerts International BV, 8.0%, 11/3/15    $   200,000
120,000    Korea Development Bank, 5.3%, 1/17/13              120,287
400,000    TNK-BP Finance SA, 7.5%, 3/13/13 (144A)            401,000
                                                          $   721,287
           Regional Banks - 0.7 %
705,000    Barclays Plc, 6.05%, 12/4/17                   $   688,970
500,000    Branch Banking & Trust Co., 4.875%, 1/15/13        493,756
                                                          $ 1,182,726
           Total Banks                                    $ 1,904,013
           Diversified Financials - 1.4 %
           Asset Management & Custody Banks - 0.2 %
90,000     Eaton Vance Corp., 6.5%, 10/2/17               $    93,758
200,000    Mellon Funding Corp., 5.5%, 11/15/18               193,484
                                                          $   287,242
           Consumer Finance - 0.2 %
250,000    American Express Bank FSB, 5.5%, 4/16/13       $   250,054
265,000    SLM Corp., Floating Rate Note, 7/25/14             199,360
                                                          $   449,414
           Investment Banking & Brokerage - 0.1 %
200,000    Merrill Lynch & Co. 5.45%, 2/5/13              $   194,589
           Diversified Financial Services - 0.3 %
300,000    Brascan Corp., 5.75%, 3/1/10                   $   296,594
235,000    WEA Finance LLC, 7.125%, 4/15/18                   243,170
                                                          $   539,764
           Specialized Finance - 0.5 %
250,000    CIT Group, Inc., 7.625%, 11/30/12              $   233,199
500,000    Citigroup Inc., Floating Rate Note, 1/30/09        458,737
247,899    Coso Geothermal Power Holdings LLC, 7.0%, 7/15/    247,899
                                                          $   939,835
           Total Diversified Financials                   $ 2,410,844
           Insurance - 1.7 %
           Life & Health Insurance - 0.4 %
500,000    Protective Life Corp., 4.0%, 10/7/09           $   498,362
195,000    Prudential Financial, Inc., 5.15%, 1/15/13         193,540
                                                          $   691,902
           Multi-Line Insurance - 0.8 %
100,000    AFC Capital Trust I, 8.207%, 2/3/27            $    82,100
375,000    American General Finance Corp., 6.9%, 12/15/17     370,855
100,000    Hanover Insurance Group, Inc., 7.625%, 10/15/25     89,000
200,000    International Lease Finance Corp., 6.375%, 3/25    202,714
480,000    Liberty Mutual Group, 7.0%, 3/15/37 (144A)         442,481
200,000    Loew Corp., 5.25%, 3/15/16                         195,635
                                                          $ 1,382,785
           Property & Casualty Insurance - 0.5 %
280,000    Kingsway America, Inc., 7.5%, 2/1/14           $   252,350
100,000    MBIA, Inc., Floating Rate Note, 1/15/33  (144A)     91,500
500,000    Ohio Casualty Corp., 7.3%, 6/15/14                 507,489
                                                          $   851,339
           Reinsurance - 0.0 %
100,000    Platinum Underwriters Holdings, Ltd., 7.50%, 6/$    98,320
           Total Insurance                                $ 3,024,346
           Real Estate - 0.7 %
           Real Estate Investment Trust - 0.7 %
400,000    Colonial Reality LP, 6.15%, 4/15/13            $   369,996
700,000    Health Care REIT, Inc., 6.2%, 6/1/16               627,463
250,000    Trustreet Properties, Inc., 7.5%, 4/1/15           267,131
                                                          $ 1,264,590
           Total Real Estate                              $ 1,264,590
           Semiconductors - 0.1 %
           Semiconductor Equipment - 0.1 %
185,000    Klac Instruments Corp., 6.9%, 5/1/18           $   186,458
           Total Semiconductors                           $   186,458
           Telecommunication Services - 0.3 %
           Integrated Telecommunication Services - 0.3 %
250,000    Telecom Italia Capital, 4.875%, 10/1/10        $   247,485
300,000    Telecom Italia Capital, 5.25%, 11/15/13            287,637
80,000     Verizon Communications, Inc., 6.1%, 4/15/18         83,880
                                                          $   619,002
           Total Telecommunication Services               $   619,002
           Utilities - 0.9 %
           Electric Utilities - 0.4 %
225,000    Commonwealth Edison Co., 6.15%, 9/15/17        $   230,428
225,000    Entergy Gulf States, Inc., 5.7%, 6/1/15            218,825
250,000    West Penn Power Co., 5.95%, 12/15/17               255,282
                                                          $   704,535
           Gas Utilities - 0.1 %
250,000    Questar Pipeline Co., 5.83%, 2/1/18            $   241,375
           Multi-Utilities - 0.4 %
300,000    NSG Holdings LLC, 7.75%, 12/15/25 (144A)       $   292,500
410,000    NY State Gas and Electric Corp., 6.15%, 12/15/1    409,643
                                                          $   702,143
           Total Utilities                                $ 1,648,053
           TOTAL CORPORATE BONDS
           (Cost  $22,553,830)                            $22,131,863
           U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.5 %
           Banks - 0.3 %
           Thrifts & Mortgage Finance - 0.3 %
500,000    Freddie Mac, 6.0%, 8/1/16                      $   535,695
           Total Banks                                    $   535,695
           Government - 19.3 %
           Government - 19.3 %
100,000    Fannie Mae, 5.24%, 8/7/18                      $   104,619
250,000    Federal Farm Credit Bank, 4.875%, 1/17/17          261,895
500,000    Federal Farm Credit Bank, 5.125%, 8/25/16          531,936
718,024    Federal Home Loan Mortgage Corp., 5.0%, 11/1/34    707,609
406,768    Federal Home Loan Mortgage Corp., 5.0%, 4/1/34     400,868
268,152    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16    274,434
295,733    Federal Home Loan Mortgage Corp., 5.5%, 11/1/34    298,468
218,900    Federal Home Loan Mortgage Corp., 5.5%, 12/1/18    224,502
782,490    Federal Home Loan Mortgage Corp., 5.5%, 12/1/34    789,724
526,940    Federal Home Loan Mortgage Corp., 5.5%, 12/1/35    531,236
156,307    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33     160,879
135,352    Federal Home Loan Mortgage Corp., 6.0%, 4/1/33     139,311
250,020    Federal Home Loan Mortgage Corp., 6.0%, 5/1/33     257,020
144,362    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34     148,442
118,175    Federal Home Loan Mortgage Corp., 6.5%, 10/1/33    123,497
26,136     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33     27,251
13,051     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09      13,279
217,143    Federal Home Loan Mortgage Corp., 6.5%, 5/1/32     226,042
625,928    Federal Home Loan Mortgage Corp., 4.5%, 12/1/20    619,271
404,734    Federal Home Loan Mortgage Corp., 5.5%, 9/01/17    414,153
168,796    Federal Home Loan Mortgage Corp., 7.0%, 10/1/46    177,792
422,714    Federal Home Loan Mortgage Corp., Floating Rate    430,756
430,423    Federal Home Loan Mortgage Corp., 6.0%, 5/1/36     441,060
456,466    Federal National Mortgage Association, 4.5%, 11    452,267
94,199     Federal National Mortgage Association, 4.78%, 1     94,600
843,202    Federal National Mortgage Association, 4.905%,     847,862
118,176    Federal National Mortgage Association, 5.0%, 12    119,526
107,527    Federal National Mortgage Association, 5.0%, 3/    105,986
793,957    Federal National Mortgage Association, 5.0%, 4/    803,029
243,777    Federal National Mortgage Association, 5.0%, 5/    246,634
416,787    Federal National Mortgage Association, 5.0%, 6/    410,553
905,657    Federal National Mortgage Association, 5.5%, 10    912,190
404,420    Federal National Mortgage Association, 5.5%, 11    408,032
217,597    Federal National Mortgage Association, 5.5%, 12    219,405
591,850    Federal National Mortgage Association, 5.5%, 12    596,120
359,537    Federal National Mortgage Association, 5.5%, 2/    368,364
53,464     Federal National Mortgage Association, 5.5%, 2/     54,818
94,391     Federal National Mortgage Association, 5.5%, 3/     95,175
236,463    Federal National Mortgage Association, 5.5%, 4/    238,428
1,203,974  Federal National Mortgage Association, 5.5%, 5/  1,211,840
36,827     Federal National Mortgage Association, 5.5%, 7/     37,390
176,038    Federal National Mortgage Association, 5.5%, 8/    179,986
37,275     Federal National Mortgage Association, 5.5%, 9/     38,178
359,161    Federal National Mortgage Association, 5.5%, 11    367,979
398,536    Federal National Mortgage Association, 5.5%, 11    408,321
580,337    Federal National Mortgage Association, 5.5%, 11    594,404
773,780    Federal National Mortgage Association, 5.5%, 12    779,363
1,000,000  Federal National Mortgage Association, 5.5%, 5/  1,040,738
28,918     Federal National Mortgage Association, 6.0%, 1/     29,814
5,219      Federal National Mortgage Association, 6.0%, 1/      5,429
180,881    Federal National Mortgage Association, 6.0%, 1/    186,032
258,765    Federal National Mortgage Association, 6.0%, 12    265,812
470,339    Federal National Mortgage Association, 6.0%, 12    481,604
463,243    Federal National Mortgage Association, 6.0%, 12    474,022
214,916    Federal National Mortgage Association, 6.0%, 2/    220,768
26,255     Federal National Mortgage Association, 6.0%, 3/     26,970
1,080,819  Federal National Mortgage Association, 6.0%, 7/  1,106,198
767,698    Federal National Mortgage Association, 6.0%, 7/    785,724
31,828     Federal National Mortgage Association, 6.0%, 8/     32,734
1,055,406  Federal National Mortgage Association, 6.0%, 8/  1,080,187
11,320     Federal National Mortgage Association, 6.0%, 9/     11,668
36,674     Federal National Mortgage Association, 6.5%, 10     38,177
91,128     Federal National Mortgage Association, 6.5%, 4/     95,083
34,227     Federal National Mortgage Association, 6.5%, 7/     35,768
181,404    Federal National Mortgage Association, 6.5%, 7/    188,838
111,719    Federal National Mortgage Association, 6.5%, 9/    117,886
114,179    Federal National Mortgage Association, 6.50%, 1    119,215
491,051    Federal National Mortgage Association, 7.0%, 1/    517,951
179,764    Federal National Mortgage Association, 7.0%, 10    191,609
6,808      Federal National Mortgage Association, 7.0%, 3/      7,117
721        Federal National Mortgage Association, 8.0%, 1/        780
3,342      Federal National Mortgage Association, 8.0%, 10      3,616
8,617      Federal National Mortgage Association, 8.0%, 2/      9,374
1,056      Federal National Mortgage Association, 8.0%, 2/      1,148
17,966     Federal National Mortgage Association, 8.0%, 3/     19,529
4,062      Federal National Mortgage Association, 8.0%, 4/      4,395
1,372      Federal National Mortgage Association, 8.0%, 4/      1,485
1,648      Federal National Mortgage Association, 8.0%, 5/      1,783
1,549      Federal National Mortgage Association, 8.0%, 7/      1,675
967,901    Federal National Mortgage Association, 5.0%, 10    973,915
862,546    Federal Home Loan Mortgage Corp., 5.5%, 9/15/36    868,078
265,200    Government National Mortgage Association II, 5.    268,826
304,768    Government National Mortgage Association II, 6.    314,506
398,099    Government National Mortgage Association II, 6.    413,734
109,204    Government National Mortgage Association, 4.5%,    104,732
131,243    Government National Mortgage Association, 4.5%,    125,869
188,664    Government National Mortgage Association, 5.5%,    191,621
248,352    Government National Mortgage Association, 5.5%,    254,061
88,208     Government National Mortgage Association, 5.5%,     89,628
366,721    Government National Mortgage Association, 5.5%,    372,623
68,201     Government National Mortgage Association, 5.5%,     69,309
287,567    Government National Mortgage Association, 5.50%    292,196
133,119    Government National Mortgage Association, 6.0%,    137,233
3,166      Government National Mortgage Association, 6.0%,      3,274
8,900      Government National Mortgage Association, 6.0%,      9,209
400,446    Government National Mortgage Association, 6.0%,    413,817
218,613    Government National Mortgage Association, 6.0%,    225,224
377,009    Government National Mortgage Association, 6.0%,    388,660
321,651    Government National Mortgage Association, 6.0%,    331,592
125,439    Government National Mortgage Association, 6.5%,    130,893
202,918    Government National Mortgage Association, 6.5%,    212,031
106,581    Government National Mortgage Association, 6.5%,    111,050
359,880    Government National Mortgage Association, 6.5%,    375,149
164,722    Government National Mortgage Association, 6.5%,    171,710
268,629    Government National Mortgage Association, 6.5%,    280,533
172,897    Government National Mortgage Association, 6.5%,    180,254
7,309      Government National Mortgage Association, 7.0%,      7,834
2,045      Government National Mortgage Association, 7.0%,      2,192
6,934      Government National Mortgage Association, 7.5%,      7,458
8,859      Government National Mortgage Association, 7.5%,      9,497
2,198      Government National Mortgage Association, 7.75%      2,392
14,367     Government National Mortgage Association, 8.0%,     15,740
200,000    U.S. Treasury Bonds, 4.0%, 2/15/14                 208,969
200,000    U.S. Treasury Bonds, 4.25%, 11/15/13               211,641
320,000    U.S. Treasury Bonds, 5.25%, 11/15/28 (b)           350,950
100,000    U.S. Treasury Bonds, 7.125%, 2/15/23               129,602
500,000    U.S. Treasury Notes, 4.125%, 5/15/15               522,774
300,000    U.S. Treasury Notes, 4.25%, 11/15/14 (b)           317,414
110,000    U.S. Treasury Notes, 5.375%, 2/15/31               123,759
345,000    U.S. Treasury Notes, 5.5%, 8/15/28                 389,715
300,000    U.S. Treasury Notes, 7.5%, 11/15/16                382,125
200,000    U.S. Treasury Strip, 0%, 11/15/15                  151,591
           Total Government                               $34,141,003
           (Cost  $33,949,003)                            $34,676,698

           TEMPORARY CASH INVESTMENTS- 5.3 %
Principal
Amount                                                       Value
           Securities Lending Collateral - 5.3%
           Certificates of Deposit:
$78,925    Banco Santander NY,  2.80%, 10/7/08            $    78,925
87,659     Bank Bovespa NY,  2.86%, 5/6/08                     87,659
219,142    Bank of America, 2.80%, 8/22/08                    219,142
78,760     Bank of Scotland NY, 2.89%, 11/4/08                 78,760
109,448    Bank of Scotland NY, 3.03%, 9/26/08                109,448
219,142    BNP Paribas NY,  2.88%, 7/23/08                    219,142
35,069     BNP Paribas NY,  3.035%, 5/23/08                    35,069
131,489    Calyon NY,  2.85%, 8/25/08                         131,489
69,449     Calyon NY, 2.69%, 01/16/09                          69,449
219,142    Citibank,  2.85%, 7/29/08                          219,142
162,228    Dexia Bank NY, 3.37%, 09/29/08                     162,228
18,810     Fortis, 3.11%, 09/30/08                             18,810
43,804     Fortis, 3.14%, 06/30/08                             43,804
219,142    NORDEA NY,  2.81%, 8/29/08                         219,142
35,047     Rabobank Nederland NY,  2.37%, 8/29/08              35,047
109,571    Royal Bank of Canada NY,  2.57%, 7/15/08           109,571
84,591     Skandinavian Enskilda Bank NY,  2.70%, 7/17/08      84,591
25,387     Skandinavian Enskilda Bank NY,  3.18%, 09/22/08     25,387
43,693     Skandinavian Enskilda Bank NY, 3.06% 02/13/09       43,693
87,659     Svenska Bank NY,  2.70%, 7/17/08                    87,659
201,611    Wachovia Bank,  2.82%, 6/9/08                      201,611
                                                          $ 2,279,768
           Commercial Paper:
$67,058    Bank of America, 2.62%,  8/26/08               $    67,058
43,805     Calyon, 2.71%,  5/8/08                              43,805
65,394     CBA, 2.71%, 7/11/08                                 65,394
43,616     Deutsche Bank Financial, 2.55%,  7/9/08             43,616
34,949     Deutsche Bank Financial, 2.55%, 6/16/08             34,949
52,415     HSBC, 2.67%,  6/16/08                               52,415
43,702     HSBC, 2.72%,  6/9/08                                43,702
43,545     HSBC, 2.89%  7/21/08                                43,545
43,715     Lloyds Bank, 2.60%,  6/6/08                         43,715
109,060    Macquarie Bank, 2.87%,  6/26/08                    109,060
43,693     Macquarie Bank, 2.87%,  6/9/08                      43,693
65,378     Natixis, 2.87%,  7/10/08                            65,378
65,296     Natixis, 2.87%,  7/21/08                            65,296
43,701     PARFIN, 2.70%, 6/9/08                               43,701
43,702     RAB USA, 2.61%,  6/10/08                            43,702
86,410     Royal Bank of Scotland, 2.66%,  10/21/08            86,410
41,945     Royal Bank of Scotland, 3.00%, 6/12/08              41,945
35,060     Societe Generale, 2.85%,  5/2/08                    35,060
108,774    Societe Generale, 2.93%,   7/30/08                 108,774
43,605     Societe Generale, 2.98%,  7/2/08                    43,605
195,953    Unicredit Group, 2.89%,  7/17/08                   195,953
43,684     Wachovia, 3.62%,10/28/08                            43,684
34,826     WestPac, 2.72%,  7/10/08                            34,826
43,608     WestPac, 2.72%,  7/7/08                             43,608
65,396     WestPac, 2.77%,  7/9/08                             65,396
                                                          $ 1,508,290
           Tri-party Repurchase Agreements:
$1,555,335 Barclay's Bank,1.96% 5/1/08                    $ 1,555,335
1,314,854  Deutsche Bank, 1.97% 5/1/08                      1,314,854
1,314,854  Lehman Brothers, 1.99% 5/1/08                    1,314,854
1,314,854  Merrill Lynch, 1.95% 5/1/08                      1,314,854
                                                          $ 5,499,897
           Other:
$153,400   ABS CFAT 2008-A A1                                 153,400
           Total Securities Lending Collateral            $ 9,441,355
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $9,441,355)                             $ 9,441,355
           TOTAL INVESTMENT IN SECURITIES - 104.3%
           (Cost  $183,055,356) (a)                       $184,956,414
           OTHER ASSETS AND LIABILITIES - (4.3)%          $(7,607,561)
           TOTAL NET ASSETS - 100.0%                      $177,348,853

(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2008, the value of these securities amounted to $4,803,209 or 2.7% of total net assets.

(a) At April 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $183,055,356 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 14,278,866

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value         (12,377,808)

           Net unrealized gain                              $   1,901,058


(b)        At April 30, 2008, the following securities were out on loan:

Shares     Description                                     Value
37,000     Diamond Offshore Drilling, Inc.                $      4,731,560
125,400    Regal Entertainment Group                             2,317,392
10,000     Lehman Brothers Holdings, Inc.                           465,700
30,000     Delta Air Lines, Inc. *                                  247,200
Principal
Amount ($)
473,000    U.S. Treasury Notes, 4.25%, 11/15/14                     507,942
316,000    U.S. Treasury Bonds, 5.25%, 11/15/28                     351,668
           Total                                          $      8,621,462

(c) Debt obligation originally issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of April
               30, 2008, in valuing the Fund's assets:

                                              Investments  Other Financial
Valuation Inputs                              in Securities  Instruments*
Level 1 - Quoted Prices                         110,937,770       0
Level 2 - Other Significant Observable Inputs   74,018,644        0
Level 3 - Significant Unobservable Inputs          0               0
Total                                         184,956,414          0




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.